Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Derivative Financial Instruments Contracted
An analysis of the derivative financial instruments contracted by the Company at December 31, 2018 and 2019 is as follows:

	At December 31,
	2018			2019
Instrument	Notional amount in millions		Fair Value	Notional amount in millions		Fair Value
Assets:
Swaps US Dollar-Mexican Peso	US$	3,490	Ps. 2,058,831	US$	3,290	Ps. 4,420,433
Swaps US Dollar-Euro	US$	—	—	US$	150	96,967
Swaps Yen-US Dollar		¥13,000	581,948		¥6,500	262,993
Swaps Pound sterling-US Dollar		£—	—		£100	2,988
Swaps Euro-Brazilian Real		€300	1,080,552		€—	—
Forwards US Dollar-Mexican Peso	US$	—	—	US$	100	18
Forwards US Dollar-Brazilian Real	US$	150	126,287	US$	83	90,429
Forwards Brazilian Real-US Dollar	BRL $	2,823	1,107,630	BRL $	5,803	1,620,605
Forwards Euro-Brazilian Real		€150	123,005		€50	4,255
Forwards Euro-US Dollar		€710	209,295		€1,506	204,241
Forwards Argentinean Peso-US Dollar	ARS$	—	—	ARS$	1,388	122,831

Total Assets			Ps. 5,287,548			Ps. 6,825,760

	At December 31,
	2018				2019
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Liabilities:
Swaps US Dollar-Mexican Peso	US$	—	Ps.	—	US$	200	Ps.	(33,253)
Swaps US Dollar-Euro	US$	2,025		(5,114,863)	US$	800		(2,228,287)
Swaps Pound sterling-Euro		£740		(4,027,312)		£640		(2,201,997)
Swap Pound sterling-US Dollar		£2,010		(5,836,607)		£2,010		(3,019,255)
Forwards US Dollar-Mexican Peso	US$	977		(772,704)	US$	2,343		(1,398,247)
Forwards Euro-US Dollar		€950		(333,586)		€1,094		(554,278)
Forwards US Dollar-Euro	US$	—		—	US$	20		(3,787)
Forwards Euro-Brazilian Real		€—		—		€140		(10,196)
Forwards Yen-US Dollar		¥—		—		¥6,500		(18,769)
Put option		€374		(988,669)		€374		(126,569)
Call option		€3,000		(33,838)		€3,000		(2,113)

Total Liabilities			Ps.	(17,107,579)			Ps.	(9,596,751)

Non-current liability			Ps.	(3,567,863)			Ps.	—

Total current liability			Ps.	(13,539,716)			Ps.	(9,596,751)

Summary of Maturities of Notional Amount of Derivatives
The maturities of the notional amount of the derivatives are as follows:

Instrument	Notional amount in millions	2020	2021	2022	2023	2024 Thereafter
Assets
Swaps US Dollar-Mexican P eso	US$	—	—	1,400	—	1,890
Swaps Yen-US Dollar	¥	—	—	—	—	6,500
Swaps US Dollar-Euro	US$	—	—	—	—	150
Swaps Pound sterling-US Dollar	£	—	—	—	—	100
Forwards US Dollar-Mexican Peso	US$	100	—	—	—	—
Forwards Brazilian Real-US Dollar	BRL	4,660	1,143	—	—	—
Forwards US Dollar-Brazilian Real	US$	83	—	—	—	—
Forwards Argentinean Pesos-US Dollar	ARS	1,388	—	—	—	—
Forwards Euro-Brazilian Real	€	50	—	—	—	—
Forwards Euro-US Dollar	€	1,506	—	—	—	—
Liabilities
Swaps US Dollar-Euro	US$	—	—	—	—	800
Swaps Pound sterling-Euro	£	—	—	—	—	640
Swap Pound sterling-US Dollar	£	550	—	—	—	1,460
Swap US Dollar-Mexican Peso	US$	—	—	200	—	—
Forwards US Dollar-Mexican Peso	US$	2,343	—	—	—	—
Forwards Yen-US Dollar	¥	6,500	—	—	—	—
Forwards Euro-US Dollar	€	1,094	—	—	—	—
Forwards US Dollar-Euro	US$	20	—	—	—	—
Forwards Euro-Brazilian Real	€	140	—	—	—	—
Put option	€	—	—	—	—	374
Call spread option	€	3,000	—	—	—	—